Prepaid Expenses and Other Receivables (Details) - Schedule of Prepaid Expenses and Other Receivables - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepaid Expenses and Other Receivables [Abstract]
Government authorities	$ 385	$ 280
Deposits	69	85
Grants receivable	310	319
Prepaid expenses and other	1,262	1,155
Total	$ 2,026	$ 1,839